Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease cost	$ 5,189	$ 4,291	$ 10,787	$ 7,815	$ 18,278	$ 12,986
Operating lease cost				7,823
Short-term lease cost	403	113	727	223	768	310
Total lease costs	$ 5,592	$ 4,404	$ 11,514	$ 8,046	$ 19,046	$ 13,296